Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Public Warrant [Member] $ in Millions	Jan. 20, 2023 USD ($) shares
Subsequent Event [Line Items]
Cash Proceeds from warrants exercises | $	$ 6.8
Class of warrants or rights outstanding	0
Warrant [Member]
Subsequent Event [Line Items]
Warrants elected To exercise	6,834,987
Warrants elected to exercise in cash basis	2,149,000
Warrants elected To exercise In cashless basis	833,289